Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2024	December 31, 2023
Gross value	8,602	8,528
Allowances	(92)	(95)
Carrying amount	8,510	8,433

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2024	646	264	105	137	69	71
December 31, 2023	689	269	154	123	62	81